Document And Entity Information	Mar. 10, 2022
Document Information [Line Items]
Entity, Registrant Name	KELLY SERVICES, INC.
Document, Type	8-K
Document, Period End Date	Mar. 10, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-1088
Entity, Tax Identification Number	38-1510762
Entity, Address, Address Line One	999 West Big Beaver Road
Entity, Address, City or Town	Troy
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000055135
ClassACommon Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
ClassBCommon Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common
Trading Symbol	KELYB
Security Exchange Name	NASDAQ